COMMITMENTS AND CONTINGENCIES (Details) (Brand Contract, USD $)	0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended
	Feb. 28, 2013 Arian Foster item	Jun. 30, 2014 Arian Foster	Oct. 30, 2013 Vernon Davis item	Jun. 30, 2014 Vernon Davis	Feb. 14, 2014 Erik EJ Manuel, Jr. item	Jun. 30, 2014 Erik EJ Manuel, Jr.	May 14, 2014 Mohamed Sanu item	Jun. 30, 2014 Mohamed Sanu	Sep. 18, 2014 Alshon Jeffery Subsequent Event item
COMMITMENTS AND CONTINGENCIES
Percentage of brand income entitled		20.00%		10.00%		10.00%		10.00%	13.00%
One time cash consideration paid for future ABI under the brand contract			$ 4,000,000
One time cash consideration agreed to be paid for future ABI under the brand contract	10,000,000				5,000,000		1,560,000		7,940,000
Cash held in escrow		500,000		200,000		250,000		78,000	400,000
Number of consecutive payments of brand amounts	6		6		6		6		6
Financial obligations due to the counterparty		0		0		0		0	0
Obligated payment due from counterparty		$ 0				$ 0		$ 0	$ 0